FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
SCHEDULE OF THREE LEVELS OF FAIR VALUE HIERARCHY

		September 30	December 31
	Fair value	2021	2020
	hierarchy	$	$

Financial assets
Fair value through profit and loss
Marketable securities	Level 1	1,457	2,138
Warrants	Level 2	94	212
Trade receivables	Level 2	479	1,782
Forward foreign exchange contracts	Level 2	-	21
		2,030	4,153